RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Maturity of Contractual Undiscounted Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Nov. 20, 2024	Jun. 10, 2024	Jun. 30, 2022
Operating Leases
2025	$ 41,554
2026	42,105
2027	41,334
2028	40,853
2029	39,420
2030 and beyond	311,330
Total undiscounted lease liabilities	516,596
2025 Tenant allowance	(19,388)
Impact of discounting	(305,843)
Total present value of minimum lease payments	191,365	$ 2,565	$ 2,863	$ 35,034
Finance Leases
2025	7,044
2026	5,041
2027	3,897
2028	3,058
2029	2,213
2030 and beyond	4,499
Total undiscounted lease liabilities	25,752
Impact of discounting	(5,706)
Total present value of minimum lease payments	20,046
Total Operating Lease and Finance Leases
2025	48,598
2026	47,146
2027	45,231
2028	43,911
2029	41,633
2030 and beyond	315,829
Total undiscounted lease liabilities	542,348
2025 Tenant allowance	(19,388)		$ (30,000)
Impact of discounting	(311,549)
Total present value of minimum lease payments	$ 211,411